Share-based payments - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2024 ZAR (R) shares R / shares	Dec. 31, 2023 ZAR (R) shares	Dec. 31, 2022 ZAR (R)
Share-based payments
Cash proceeds from instruments exercised | R	R 751,000,000	R 637,000,000	R 272,000,000
Sibanye Stillwater Minimum Shareholding Requirement Plan | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	2,642,143
Granted during the year (in shares)	1,228,200
Instruments exercised (in shares)	578,307
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.34
Cash proceeds from instruments exercised | R	R 11,184,437
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	3,292,036	2,642,143
Sibanye Stillwater Minimum Shareholding Requirement Plan | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	915,194
Granted during the year (in shares)	686,302
Instruments exercised (in shares)	272,925
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.46
Cash proceeds from instruments exercised | R	R 5,309,986
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,328,571	915,194
Sibanye Stillwater Minimum Shareholding Requirement Plan | Charles Carter
Share-based payments
Outstanding at beginning of the year (in shares)	1,208,612
Granted during the year (in shares)	780,396
Instruments exercised (in shares)	134,108
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.79
Cash proceeds from instruments exercised | R	R 2,654,251
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,854,900	1,208,612
Sibanye Stillwater Minimum Shareholding Requirement Plan | Mika Seitovirta
Share-based payments
Outstanding at beginning of the year (in shares)	504,112
Granted during the year (in shares)	615,086
Instruments exercised (in shares)	136,614
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 20.16
Cash proceeds from instruments exercised | R	R 2,753,533
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	982,584	504,112
Sibanye Stillwater Minimum Shareholding Requirement Plan | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	588,429
Granted during the year (in shares)	339,527
Instruments exercised (in shares)	131,404
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.43
Cash proceeds from instruments exercised | R	R 2,552,677
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	796,552	588,429
Sibanye Stillwater Minimum Shareholding Requirement Plan | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	946,055
Granted during the year (in shares)	469,319
Instruments exercised (in shares)	226,877
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.47
Cash proceeds from instruments exercised | R	R 4,416,358
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,188,497	946,055
Sibanye Stillwater Minimum Shareholding Requirement Plan | Laurent Charbonnier
Share-based payments
Outstanding at beginning of the year (in shares)	837,809
Granted during the year (in shares)	732,300
Instruments exercised (in shares)	258,980
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.33
Cash proceeds from instruments exercised | R	R 5,005,020
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,311,129	837,809
Sibanye Stillwater Minimum Shareholding Requirement Plan | Lerato Legong
Share-based payments
Outstanding at beginning of the year (in shares)	329,953
Granted during the year (in shares)	325,388
Instruments exercised (in shares)	120,772
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.41
Cash proceeds from instruments exercised | R	R 2,344,462
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	534,569	329,953
Sibanye Stillwater Minimum Shareholding Requirement Plan | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	787,584
Granted during the year (in shares)	533,150
Instruments exercised (in shares)	220,360
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 19.57
Cash proceeds from instruments exercised | R	R 4,311,437
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,100,374	787,584